Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Other Current Liabilities

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
VAT Payables	81	201
Accruals for personnel related expenses	12,969	9,565
Other	6,077	3,915

Total	19,127	13,681